CITIFUNDS [LOGO]

INTERNATIONAL
GROWTH
PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2000



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Portfolio Highlights                                                           4
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Fund Performance                                                               5
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CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
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Statement of Operations                                                        7
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Statement of Changes in Net Assets                                             8
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Financial Highlights                                                           9
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Notes to Financial Statements                                                 11
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INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments                                                      15
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Statement of Assets and Liabilities                                           19
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Statement of Operations                                                       19
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Statement of Changes in Net Assets                                            20
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Financial Highlights                                                          20
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Notes to Financial Statements                                                 21
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

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   During the past six months, both the U.S. stock and bond markets experienced historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of both the U.S. and many global economies, investor concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices.

   This report reviews the Fund's investment activities and performance during the six months ended June 30, 2000 and provides a summary of Citibank's perspective on and outlook for international stock markets. Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   As recently as the fourth quarter of 1999, optimism regarding the future earnings potential of technology and telecommunications companies helped growth stocks in most major markets significantly outperform value-oriented stocks. (Growth stocks are the shares of companies with the potential for faster than average growth within their industries. Value stocks are the shares of companies that are inexpensive compared to the stocks of other companies.) SOON AFTER THE YEAR 2000 BEGAN, HOWEVER, INVESTOR OPTIMISM REGARDING THE "NEW ECONOMY" (SHARES OF COMPANIES IN THE TECHNOLOGY, MEDIA AND TELECOMMUNICATIONS INDUSTRIES) DISSIPATED WORLDWIDE, TRIGGERING A DECLINE IN GROWTH STOCKS IN EUROPE, ASIA AND THE UNITED STATES.

   During the first quarter of 2000, the prices of many growth stocks fell when investors--faced with evidence that economies in the U.S., Europe and Asia were continuing to gain momentum which reignited inflationary pressures -- had risen too high relative to their revenues and earnings. As a result, growth stock prices generally fell during the first half of 2000. In a stark illustration of worldwide trends, the tech-laden Nasdaq Composite Index* fell more than 35% between mid-March and the end of April, including a single-day drop of 10% on April 14, 2000.

   THE STOCK MARKET'S HIGHER VOLATILITY TOOK PLACE AGAINST AN ECONOMIC BACKDROP OF ROBUST ECONOMIC GROWTH AND RISING INTEREST RATES THROUGHOUT THE WORLD. Strengthening economies worldwide encouraged many investors to think that robust global and domestic demand for goods and services would in turn fuel rising revenues and earnings for select global companies. However, higher interest rates tended to have the opposite effect, dampening investor enthusiasm because of the adverse effects of higher financing costs on corporate earnings.

   In this challenging marketplace, the Fund's manager positioned the Portfolio on a relatively defensive basis. More specifically, the manager implemented a sector allocation strategy emphasizing industry groups that historically have offered better returns than many growth stocks during a period of rising interest rates. This strategy proved effective, and defensive sectors such as banking, energy, building materials, commodity producers and consumer durables provided relatively attractive returns during the period. On the other hand, technology stocks were negatively impacted as they fell from the lofty valuations they had achieved by the end of 1999.

   The manager also adopted a relatively defensive strategy when selecting individual stocks within various industry groups. For example, within the telecommunications sector, the manager favored mobile telephone providers while avoiding previously state-owned telephone companies. In banking, the manager focused on insurance companies, especially in Germany, where he believes proposed regulatory changes may benefit several companies within this sector.

* The Nasdaq Composite Index is a market value-weighted index that measures all domestic-based securities listed on the NASDAQ stock market.

   From a country allocation perspective, the manager began the reporting period with an emphasis on Europe and less of an emphasis on Japan. This strategy worked well at the beginning of the reporting period, when the growth sector of Japan's stock market declined more than 20%. Later in the reporting period, however, THE MANAGER REVERSED HIS REGIONAL FOCUS, COMMITTING MORE CAPITAL TO JAPAN AND LESS TO EUROPE.

   Throughout the period, because of his valuation concerns, the manager maintained a relatively light position in Asian markets outside of Japan.

   Looking forward, management is cautiously optimistic about international growth opportunities. Over the near term, the manager expects heightened market volatility to continue if the world's central banks continue to raise interest rates. Over the longer term, however, he believes that the recent market correction has been a generally positive development, taking some of the froth out of the market and bringing growth-company valuations to what he believes to be more reasonable levels.

   CONSEQUENTLY, THE MANAGER BELIEVES THAT LONG-TERM CONDITIONS REMAIN POSITIVE FOR MANY INTERNATIONAL GROWTH COMPANIES. While no guarantees can be given, the manager thinks that these fast-growing businesses may continue to provide a solid opportunity to participate in some of the world's fastest growing stock markets, potentially providing competitive returns for investors over time.


FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,
INTERNATIONAL EQUITY PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
March 1, 1991

NET ASSETS AS OF 6/30/00
Class A shares $23.8 million
Class B shares $527,297

DIVIDENDS
Paid semi-annually, if any

CAPITAL GAINS
Distributed semi-annually, if any

BENCHMARKS
o Lipper International Equity Funds Average
o Morgan Stanley Capital International Europe, Australasia,
  Far East (MSCI EAFE(R)) Growth Index*


* The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE(R) Growth Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from Europe, Australasia and the Far East.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 2000
COMPANY, INDUSTRY                                               % OF NET ASSETS

Nokia AB, Communications Equipment                                    5.2%
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Nippon Telegraph & Telephone Co.,
Diversified Telecommunications Services                               3.7%
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L.M. Ericsson Telefon (Series B), Communications Equipment            3.4%
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Novartis AG, Pharmaceuticals                                          3.3%
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France Telecom, Diversified Telecommunication Services                3.1%
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Deutsche Telecom AG, Diversified Telecommunication Services           2.9%
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AstraZeneca, Pharmaceuticals                                          2.6%
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British Telecommunications, Diversified Telecommunication Services    2.3%
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Glaxo Wellcome, Pharmaceuticals                                       1.9%
--------------------------------------------------------------------------------
Sony Corp., Household Durables                                        1.9%
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PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 2000

       [The following table represents a pie chart in the printed piece.]

Asian Pacific Basin       1%
Short Term                2%*
Japan                    29%
Europe                   68%

*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                            SIX       ONE    FIVE     3/2/91
ALL PERIODS ENDED JUNE 30, 2000            MONTHS**   YEAR   YEARS*  INCEPTION)*
================================================================================
CitiFunds International Growth Portfolio
  (Class A) without sales charge            (8.01)%   21.98%  11.18%    8.55%
Lipper International Equity Funds Average   (4.55)%   24.48%  13.16%   10.76%+
MSCI EAFE Growth Index                      (7.85)%   20.67%  10.89%    7.66%+
CitiFunds International Growth Portfolio
  (Class A) with a maximum
  sales charge of 5.00%                    (12.61)%   15.88%  10.05%    7.96%
CitiFunds International Growth Portfolio
  (Class B) without deferred sales charge   (8.32)%   21.16%     --    13.65%#
Lipper International Equity Funds Average   (4.55)%   24.48%     --    20.96%++
MSCI EAFE Growth Index                      (7.85)%   20.67%     --    12.64%++
CitiFunds International Growth Portfolio
  (Class B) with a maximum deferred
sales charge of 5.00%                      (12.90)%   15.10%     --     9.80%#

 *Average Annual Total Return
**Not Annualized
 +From 2/28/91
++From 12/31/98
 #Commencement of Operations 1/4/99



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $20,442, including the maximum sales charge (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

       [The following table represents a line chart in the printed piece.]


             CitiFunds           Lipper
         International    International              MSCI
      Growth Portfolio           Equity    EAFE(R) Growth
             (Class A)    Funds Average  Index (unmanaged)

3/1/91            9500             10000            10000
                  8949              9708             9434
                  9253              9831             9533
                  9253              9942             9650
6/30/91           9272              9451             8928
                  9310              9828             9317
                  9415              9748             9141
                  9643             10022             9607
                  9690             10081             9891
                  9367              9745             9544
12/31/91          9653             10203            10035
                  9891             10281             9693
                 10072             10282             9313
                  9586              9927             8694
                  9843             10143             8502
                 10386             10648             9140
6/30/92          10091             10356             8737
                  9662              9971             8600
                  9710             10072             9276
                  9414              9864             9086
                  9262              9595             8616
                  9405              9632             8739
12/31/92          9512              9741             8752
                  9512              9792             8674
                  9474             10039             8923
                 10009             10603             9558
                 10257             11148            10332
                 10534             11401            10638
6/30/93          10286             11172            10544
                 10257             11506            10854
                 10821             12241            11410
                 10926             12215            11134
                 11442             12790            11487
                 11222             12382            10363
12/31/93         12349             13608            10975
                 12951             14400            11803
                 12435             14075            11715
                 11537             13423            11141
                 11537             13749            11602
                 11480             13713            11469
6/30/94          11308             13558            11580
                 11575             13934            11683
                 12110             14346            11951
                 11833             13992            11554
                 11728             14258            11880
                 11375             13558            11348
12/31/94         10934             13418            11496
                 10121             12738            11057
                 10370             12756            11055
                 11182             13162            11753
                 11450             13590            11276
                 11631             13703            12137
6/30/95          12033             13703            11888
                 12663             14439            12649
                 12692             14169            12119
                 12960             14379            12399
                 12807             14206            12067
                 12673             14351            12401
12/31/95         12911             14787            12835
                 13093             15123            12846
                 12949             15180            12893
                 13294             15437            13205
                 13726             15917            13527
                 13611             15869            13247
6/30/96          13649             15974            12296
                 13008             15380            12868
                 12876             15551            12883
                 13110             15884            13239
                 12947             15771            13131
                 13334             16440            13554
12/31/96         13245             16491            13310
                 12740             16437            12758
                 12919             16669            12958
                 13009             16706            13037
                 13077             16739            13170
                 13773             17727            13947
6/30/97          14585             18548            14760
                 14948             19054            15116
                 13939             17671            13952
                 15027             18761            14877
                 13871             17346            13471
                 13803             17185            13444
12/31/97         13928             17328            13619
                 14562             17735            14238
                 15294             18906            15184
                 15843             19872            15392
                 15965             20144            15549
                 15940             20164            15444
6/30/98          16179             20009            15660
                 16421             20299            15733
                 14367             17400            14045
                 13907             16772            13652
                 15018             18016            15039
                 15668             18947            15770
12/31/98         16382             19529            16678
                 16408             19681            16768
                 15914             19161            16227
                 16369             19830            16449
                 16733             20740            16620
                 15927             19888            15900
6/30/99          16759             20934            16519
                 17271             21474            16839
                 17179             21663            16937
                 17350             21745            17208
                 18427             22582            18132
                 19609             24328            19463
12/31/99         22223             27242            21631
                 21008             25703            20418
                 22516             27230            21553
                 22893             27445            21960
                 21343             25705            20511
                 20143             24872            19243
6/30/00          20442             25974            19934


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are invested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
==============================================================================
ASSETS:
Investment in International Equity Portfolio, at value (Note 1A)   $24,322,941
Receivable for shares of beneficial interest sold                       10,821
Other assets                                                            42,104
------------------------------------------------------------------------------
  Total assets                                                      24,375,866
------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Shareholder Servicing Agents' fees (Note 3)       4,972
Payable for shares of beneficial interest repurchased                    4,752
Accrued expenses and other liabilities                                  14,034
------------------------------------------------------------------------------
  Total liabilities                                                     23,758
------------------------------------------------------------------------------
NET ASSETS                                                         $24,352,108
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $18,474,308
Unrealized appreciation                                              3,468,559
Accumulated net realized gain                                        2,498,951
Accumulated net investment loss                                        (89,710)
------------------------------------------------------------------------------
  Total                                                            $24,352,108
==============================================================================
COMPUTATION OF:
CLASS A SHARES:
Net Asset Value per share ($23,824,811/1,647,084 shares outstanding)    $14.46
Offering price per share ($14.46 / 0.95)                                 15.22*
------------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value and offering price per share
  ($527,297/36,861 shares outstanding)                                  $14.31**
================================================================================

 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
==============================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from International Equity Portfolio  $    113,211
Foreign Taxes Reclaimed                                    11,399
Allocated Expenses from International Equity Portfolio   (119,975)
------------------------------------------------------------------------------
                                                                    $    4,635
EXPENSES:
Administrative fees (Note 2)                               36,634
Shareholder Servicing Agents' fees Class A (Note 3)        29,461
Shareholder Servicing Agents' fees Class B (Note 3)           539
Service fees Class A (Note 4)                              11,785
Service fees Class B (Note 4)                               2,273
Expense fees (Note 7)                                      25,977
------------------------------------------------------------------------------
  Total expenses                                          106,669
Less aggregate amount waived by the Shareholder
Servicing Agent and the Distributor (Note 3 and Note 4)   (12,324)
------------------------------------------------------------------------------
  Net expenses                                                          94,345
------------------------------------------------------------------------------
Net investment loss                                                    (89,710)
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
INTERNATIONAL EQUITY PORTFOLIO:
Net realized gain                                                    2,230,771
Unrealized depreciation                                             (3,893,024)
------------------------------------------------------------------------------
Net realized and unrealized loss from
  International Equity Portfolio                                    (1,662,253)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,751,963)
==============================================================================

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                       (Unaudited)      1999
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                     $ (89,710)  $  (104,174)
Net realized gain                                       2,230,771     2,000,083
Unrealized appreciation (depreciation)                 (3,893,024)    4,731,181
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (1,751,963)    6,627,090
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain Class A                                (309,115)   (1,577,443)
Net realized gain Class B                                  (6,915)      (17,951)
-------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                          (316,030)   (1,595,394)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
CLASS A
Net proceeds from sale of shares                        5,419,067     5,174,767
Net asset value of shares issued to shareholders from
  reinvestment of dividends                               293,668     1,548,991
Cost of shares repurchased                             (4,928,869)   (7,777,297)
-------------------------------------------------------------------------------
Total Class A                                             783,866    (1,053,539)
-------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                          263,613       290,552
Net asset value of shares issued to shareholders from
  reinvestment of distributions                             6,673        17,012
Cost of shares repurchased                                (15,180)      (36,825)
--------------------------------------------------------------------------------
  Total Class B                                           255,106       270,739
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  transactions in shares of beneficial interest         1,038,972      (782,800)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (1,029,021)    4,248,896
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    25,381,129    21,132,233
--------------------------------------------------------------------------------
End of period (including accumulated net investment
  loss of $89,710 and $0, respectively)              $ 24,352,108   $25,381,129
================================================================================
*January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000  ---------------------------------------------------------
                                   (Unaudited)     1999         1998        1997         1996       1995
==========================================================================================================
Net Asset Value, beginning
  of period                          $15.92       $12.60      $ 11.42     $ 11.79      $ 13.46     $ 11.44
----------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)         (0.125)      (0.077)      (0.009)      0.004+       0.028+      0.013+
Net realized and unrealized
  gain (loss)                        (1.145)       4.452        1.996       0.592+       0.314+      2.055+
----------------------------------------------------------------------------------------------------------
  Total from operations              (1.270)       4.375        1.987       0.596        0.342       2.068
----------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                    --           --       (0.008)     (0.025)      (0.021)     (0.048)
In excess of net investment income       --           --       (0.001)         --           --          --
Net realized gain on investments     (0.190)      (1.055)      (0.798)     (0.941)      (1.991)         --
----------------------------------------------------------------------------------------------------------
  Total from distributions           (0.190)      (1.055)      (0.807)     (0.966)      (2.012)     (0.048)
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period       $14.46       $15.92      $ 12.60     $ 11.42      $ 11.79     $ 13.46
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                   $23,825      $25,058      $21,132     $18,333      $32,589     $32,159
Ratio of expenses to average
  net assets (A)                      1.75%*       1.75%        1.75%       1.75%        1.75%       1.75%
Ratio of net investment income
  (loss) to average net assets      (0.71)%*     (0.49)%      (0.17)%       0.03%        0.18%       0.10%
  Total return (B)                  (8.01)%**     35.66%       17.62%       5.15%        2.59%      18.08%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
  per share                         $(0.132)     $(0.210)     $(0.011)    $(0.004)+    $(0.002)+    $0.013+
RATIOS:
Expenses to average net assets (A)    1.85%*       1.90%        1.80%       1.82%        1.94%       1.75%
Net investment income (loss) to
  average net assets                (0.81)%*     (0.64)%      (0.22)%     (0.04)%      (0.01)%       0.10%
==========================================================================================================
+   The per share amounts were computed using a monthly average number of shares outstanding during the period. * Annualized
**  Not Annualized
(A) Includes  the  Fund's  share of  International  Equity  Portfolio  allocated expenses  for the periods  indicated.  (B) Total return does not include the maximum sales charge of 5.00% effective January 4, 1999.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                         CLASS B
                                            ------------------------------------
                                             SIX MONTHS         JANUARY 4, 1999
                                                ENDED          (COMMENCEMENT OF
                                            JUNE 30, 2000        OPERATIONS) TO
                                             (Unaudited)      DECEMBER 31, 1999
================================================================================
Net Asset Value, beginning of period            $15.81                  $12.87
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                             (0.135)                 (0.095)
Net realized and unrealized
  gain (loss) on investments                    (1.175)                  4.090
--------------------------------------------------------------------------------
  Total from operations                         (1.310)                  3.995
--------------------------------------------------------------------------------
Less Distributions From:
Net realized gain on investments                (0.190)                 (1.055)
--------------------------------------------------------------------------------
  Total distributions                           (0.190)                 (1.055)
--------------------------------------------------------------------------------
Net Asset Value, end of period                  $14.31                  $15.81
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $527                    $323
Ratio of expenses to average net assets (A)      2.50%*                  2.50%*
Ratio of net investment loss to
  average net assets                           (1.46)%*                (1.24)%*
Total return                                   (8.32)%**                31.95%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                  $(0.150)                $(0.108)
RATIOS:
Expenses to average net assets (A)               2.60%*                  2.70%*
Net investment loss to average net assets      (1.56)%*                (1.44)%*
--------------------------------------------------------------------------------
*   Annualized
**  Not Annualized
(A) Includes the Fund's share of International Equity Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund invests all of its investable assets in International Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 61.0% at June 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor.
Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have a lower expense ratio than Class B shares. For the six months ended June 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $1,829 from sales of Class A shares and $1,546 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATIONS Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. All the net investment income, realized and unrealized gain or loss of the Portfolio is allocated pro rata, based on respective own-

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

ership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Additionally, each fund reclaims its pro rata portion of recoverable foreign taxes on dividends received by the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is required.

  D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

2. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The administrative fees amounted to $36,634 for the six months ended June 30, 2000. Citibank acts as Sub-Administrator and performs such duties and receives certain compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

3. SHAREHOLDER SERVICING AGENTS' FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15% for Class B, amounted to $29,461 for Class A for the six months ended June 30, 2000. The

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Shareholder Servicing Agents' fees for Class B amounted to $539, all of which was voluntarily waived for the six months ended June 30, 2000.

4. DISTRIBUTION/SERVICE FEES The Fund maintains separate Distribution/Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Distribution Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Distribution fee for Class A shares amounted to $11,785, all of which was voluntarily waived for the six months ended June 30, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of Class A shares of the Fund. The additional fee has not been assessed through June 30, 2000.

   Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares. The service fees for Class B shares amounted to $2,273 for the six months ended June 30, 2000.

   These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

5. INVESTMENT TRANSACTIONS Increase and decrease in the Fund's investment in the Portfolio for the six months ended June 30, 2000 aggregated $5,104,655 and $4,444,693, respectively.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001). Transactions in shares of beneficial interest were as follows:

                                                      SIX MONTHS
                                                         ENDED      YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                       (Unaudited)      1999
================================================================================
CLASS A:
Shares sold                                               365,264       383,870
Shares issued to shareholders from
  reinvestment of dividends                                19,723       107,342
Shares repurchased                                       (311,586)     (594,039)
--------------------------------------------------------------------------------
Net increase (decrease)                                    73,401      (102,827)
================================================================================
CLASS B:*
Shares sold                                                16,913         21,952
Shares issued to shareholders from
  reinvestment of dividends                                   454         1,179
Shares repurchased                                           (961)       (2,676)
--------------------------------------------------------------------------------
Net increase                                               16,406        20,455
================================================================================
* January 4, 1999 (Commencement of Operations).

7. EXPENSE FEES CFBDS has entered into an expense agreement with the Fund. CFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement and Shareholder Servicing Agreements. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Fund has agreed to pay to CFBDS an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary operating expenses of the Fund, including expenses allocated from the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, currently 1.75% of Class A and 2.50% of Class B average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.0%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banks                                                     184       $    1,410
                                                                      ----------
FINLAND -- 5.9%
--------------------------------------------------------------------------------
Nokia AB
  Communications
  Equipment                                              40,766        2,080,238
Sonera Yhtyma
  Diversified
  Telecommunication
  Services                                                5,904          269,145
                                                                      ----------
                                                                       2,349,383
                                                                      ----------
FRANCE -- 14.5%
--------------------------------------------------------------------------------
Alcatel
  Communications
  Equipment                                               6,508          426,846
AXA-UAP
  Insurance                                               1,219          192,024
Bouygues
  Construction &
  Engineering                                               565          377,584
Canal Plus
  Media                                                   1,364          229,189
Cap Gemini
  IT Consulting
  & Services                                              1,703          299,970
Carrefour Supermarche
  Food & Drug Retailing                                   7,887          539,128
Cie de St. Gobain
  Building Products                                         855          115,584
Dassault Systems
  Software                                                1,732          161,551
France Telecom
  Diversified Telecommunication
  Services                                                8,900        1,243,936
L'Oreal
  Personal Products                                         280          242,456
Stmicroelectronics
  Semiconductor
  Equipment & Products                                    9,586          604,016
Sanofi
  Pharmaceuticals                                         8,030          382,546
Total Fina
  Oil & Gas                                               3,507          537,710
Vivendi
  Multi-Utilities                                         4,924          434,602
                                                                      ----------
                                                                       5,787,142
                                                                      ----------
GERMANY--7.6%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                                               2,068          742,937
Deutsche Telekom AG
  Diversified
  Telecommunication
  Services                                               20,534        1,172,308
EON AG
  Electric Utilities                                      3,945          190,198
Muenchener
  Ruckversicherungs  AG
  Insurance                                               1,457          457,639
Sap AG
  Software                                                2,412          446,040
                                                                      ----------
                                                                       3,009,122
                                                                      ----------

HONG KONG -- 1.3%
--------------------------------------------------------------------------------
Cable & Wireless
  Diversified
  Telecommunication
  Services                                               62,693          138,326
Hang Seng Bank
  Banks                                                   3,100           29,328
Hutchinson Whampoa
  Diversified Financials                                 27,500          345,712
Johnson Electric Holdings
  Electrical Equipment                                    2,000           18,985
                                                                      ----------
                                                                         532,351
                                                                      ----------

ITALY -- 4.6%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                              14,918          511,296
Saipem
  Energy Equipment
  & Services                                             39,823          235,718
Seat Pagine Gialle
  Media                                                  31,740          109,694
Telecom Italia Mobile Spa
  Wireless
  Telecommunication
  Services                                               53,015          541,564
Telecom Italia Spa
  Diversified
  Telecommunication
  Services                                               30,115          414,011
                                                                      ----------
                                                                       1,812,283
                                                                      ----------

JAPAN -- 28.7%
--------------------------------------------------------------------------------
Acom Co.
  Diversified Financials                                  2,100          176,542

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Advantest
  Semiconductor
  Equipment & Products                                    1,100         $245,182
Bank of Tokyo Mitsubishi
  Banks                                                   9,000          108,657
Benesse Corp.
  Commercial Services
  & Supplies                                              1,000           69,271
Bridgestone Corp.
  Auto  Components                                        9,000          190,425
Canon Inc.
  Office Electronics                                      8,000          398,096
Central Japan Railway
  Road & Rail                                                17           96,131
Daiwa Securities Group Inc.
  Diversified Financials                                 17,000          224,306
Fanuc
  Machinery                                               1,900          193,214
Fujitsu Ltd.
  Computers
  & Peripherals                                          21,000          726,356
Furukawa Electric
  Electrical Equipment                                    9,000          187,880
Honda Motor Co. Ltd.
  Automobiles                                             2,000           68,046
Hoya Corp.
  Health Care
  Equipment & Supplies                                    2,000          179,068
Kao Corp.
  Household Products                                      5,000          152,679
Kinki Nippon Railway
  Road & Rail                                            21,000           85,104
Konami Co.
  Software                                                1,500           94,718
Kyocera Corp.
  Electronic Equipment
  & Instruments                                           1,800          305,188
Mitsubishi Electric
  Electrical Equipment                                   18,000          194,750
Murata Manufacturing Co.
  Semiconductor Equipment
  & Products                                              3,000          430,328
NEC Corp.
  Computers &
  Peripherals                                            14,000          439,376
Nikon Corp.
  Semiconductor
  Equipment & Products                                    2,000           74,078
Nintendo Co.
  Leisure Equipment
  & Products                                              1,300          226,907
Nippon Telegraph & Telephone Co.
  Diversified
  Telecommunication
  Services                                                  112        1,488,337
Nitto Denko Corp.
  Electrical Equipment                                    4,000          154,187
Nomura Securities
  Diversified Financials                                 17,000          415,767
Promise Co.
  Diversified Financials                                  1,200           94,774
Rohm Co. Ltd.
  Semiconductor
  Equipment & Products                                    1,300          379,812
SMC Corp.
  Machinery                                                 300           56,406
Sanrio Co.
  Household Durables                                      2,000           53,249
Secom Co. Ltd.
  Commercial Services
  & Supplies                                              2,000          146,082
Sharp Corp.
  Household Durables                                      9,000          159,041
Shimamura Co.
  Specialty Retail                                          500           58,386
Shinetsu Chemical Co.
  Chemicals                                               4,000          202,818
Softbank Corp.
  Internet Software
  & Services                                              3,000          407,144
Sony Corp.
  Household Durables                                      8,000          746,430
Sumitomo Bank
  Banks                                                   9,000          110,268
Sumitomo Chemical
  Chemicals                                              16,000           96,207
Taisho Pharmacy Co.
  Pharmaceuticals                                         4,000          143,254
Taiyo Yuden Co.
  Electronic Equipment
  & Instruments                                           2,000          125,159
Takeda Chemical Industry
  Pharmaceuticals                                         9,000          590,359
Takefuji Corp.
  Diversified Financials                                  1,300          156,948
Terumo Corp.
  Health Care
  Equipment & Supplies                                    3,000          101,503
Tokyo Broadcasting
  Media                                                   3,000          129,494
Tokyo Electronics
  Semiconductor
  Equipment & Products                                    2,000          273,691
Toshiba Corp.
  Computers &
  Peripherals                                            17,000          191,782

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Yamanouchi Pharmaceutical
  Pharmaceuticals                                         3,000      $   163,706
Yamato Transportation
  Air Freight & Couriers                                  5,000          124,169
                                                                     -----------
                                                                      11,435,275
                                                                     -----------
NETHERLANDS -- 4.1%
--------------------------------------------------------------------------------
Aegon NV
  Insurance                                               8,026          285,579
Akzo Nobel NV
  Chemicals                                               3,010          127,877
ASM Lithography
  Semiconductor
  Equipment
  & Products                                              7,335          315,263
Kon Kpn
  Diversified
  Telecommunication
  Services                                               10,234          457,743
Unilever NV
  Food Products                                           6,015          275,928
Wolters Kluwer
  Media                                                   6,579          175,239
                                                                     -----------
                                                                       1,637,629
                                                                     -----------
PORTUGAL -- 0.5%
--------------------------------------------------------------------------------
Portugal Telecom
  Diversified
  Telecommunication
  Services                                               16,682          187,293
                                                                     -----------

SINGAPORE -- 1.1%
--------------------------------------------------------------------------------
Overseas Chinese Bank
  Banks                                                  24,500          168,819
Singapore Press Holding
  Media                                                  12,000          187,609
Singapore Telecomm
  Diversified
  Telecommunication
  Services                                               65,000           95,223
                                                                     -----------
                                                                         451,651
                                                                     -----------
SPAIN -- 2.4%
--------------------------------------------------------------------------------
BBVA
  Banks                                                  23,377          349,277
Telefonica Publica*
  Media                                                  28,366          609,323
                                                                     -----------
                                                                         958,600
                                                                     -----------
SWEDEN -- 4.5%
--------------------------------------------------------------------------------
L.M. Ericsson Telefon (Series B)
  Communications
  Equipment                                              68,015        1,345,648
Securitas
  Commercial Services
  & Supplies                                             13,158          278,973
Svenska Cellulosa
  Paper & Forest
  Products                                                8,120          154,206
                                                                     -----------
                                                                       1,778,827
                                                                     -----------
SWITZERLAND -- 4.1%
--------------------------------------------------------------------------------
Givaudan AG
  Personal Products                                          35           10,653
Novartis AG
  Pharmaceuticals                                           821        1,300,474
Roche Holdings AGM
  Pharmaceuticals                                            35          340,710
                                                                     -----------
                                                                       1,651,837
                                                                     -----------


UNITED KINGDOM -- 20.1%
--------------------------------------------------------------------------------
AstraZeneca
  Pharmaceuticals                                        21,860        1,020,406
British Sky Broadcasting
  Media                                                  13,698          267,786
British Telecommunications
  Diversified
  Telecommunication
  Services                                               71,849          928,424
CRH
  Construction Materials                                  9,677          175,072
Cable & Wireless
  Diversified
  Telecommunication
  Services                                               21,868          370,260
Cadbury Schweppes
  Food Products                                          29,743          195,318
Carltun Communications
  Media                                                  24,895          320,183
Diageo Plc
  Beverages                                              35,569          319,149
Glaxo Wellcome
  Pharmaceuticals                                        26,015          758,531
Imperial Chemical
  Industries
  Chemicals                                              18,207          144,495
Kingfisher
  Multiline
  Retail                                                 15,654          142,472
Lloyds TSB Group Plc
  Banks                                                  47,503          448,511

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Logica
  IT Consulting Services                                  4,170    $      98,683
Marconi
  Communications
  Equipment                                              22,099          287,567
National Grid Co.
  Electric Utilities                                     23,093          182,048
Pearson
  Media                                                   7,010          222,743
Prudential Corp. Plc
  Insurance                                              19,268          282,215
Reuters Group
  Media                                                  16,149          275,383
Royal Bank
  Banks                                                  12,496          209,119
SmithKline Beecham Plc
  Pharmaceuticals                                        46,227          605,033
Tesco
  Food & Drug Retailing                                  62,060          192,971
Unilever Plc
  Food Products                                          17,017          102,994
Vodafone
  Wireless
  Telecommunication
  Services                                              116,257          469,676
                                                                     -----------
                                                                       8,019,039
                                                                     -----------

TOTAL INVESTMENTS
  (Identified Cost
  $34,555,582)                                             99.4%      39,611,842
OTHER ASSETS,
  LESS LIABILITIES                                          0.6          252,511
                                                          -----      -----------
NET ASSETS                                                100.0%     $39,864,353
                                                          =====      ===========

Note: The Portfolio has the following industries over 10%: Communications Equipment 10%; Diversified Telecommunication Services 17%; Pharmaceuticals 13%.

*Non-income producing

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
===============================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $34,555,582)       $39,611,842
Foreign currency, at value (Cost, $376,464)                             378,636
Cash                                                                     20,060
Receivable for investments sold                                         625,336
Dividends receivable                                                     39,526
-------------------------------------------------------------------------------
  Total assets                                                       40,675,400
-------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                        766,172
Payable to affiliates--Investment Advisory fees (Note 2)                 33,644
Other liabilities                                                        11,231
-------------------------------------------------------------------------------
  Total liabilities                                                     811,047
-------------------------------------------------------------------------------
NET ASSETS                                                          $39,864,353
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $39,864,353
===============================================================================


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
===============================================================================
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $47,817)               $   190,747
-------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees (Note 2)                       $   199,941
Administrative fees (Note 3)                                  9,890
-------------------------------------------------------------------------------
  Total expenses                                            209,831
Less aggregate amount waived by the
  Administrator (Note 3)                                     (9,890)
-------------------------------------------------------------------------------
  Net expenses                                                          199,941
-------------------------------------------------------------------------------
Net investment loss                                                      (9,194)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain on investment transactions              3,623,872
Net realized gain on foreign currencies transactions         13,652
-------------------------------------------------------------------------------
  Net realized gain                                                   3,637,524
-------------------------------------------------------------------------------
Unrealized depreciation of investments                   (6,728,839)
Translation of other assets and liabilities
  denominated in foreign currencies--net                     (5,782)
-------------------------------------------------------------------------------
Total unrealized depreciation of investments                         (6,734,621)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (3,097,097)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(3,106,291)
===============================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                       (Unaudited)      1999
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)                         $    (9,194)    $   70,282
Net realized gain on investments
  and foreign exchange transactions                    3,637,524      3,193,288
Unrealized appreciation (depreciation)
  of investments and foreign
  exchange transactions                               (6,734,621)     7,484,090
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (3,106,291)    10,747,660
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           10,444,371      6,143,220
Value of withdrawals                                  (6,778,924)   (14,825,240)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital transactions                                   3,665,447     (8,682,020)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                              559,156      2,065,640
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   39,305,197     37,239,557
--------------------------------------------------------------------------------
End of period                                        $39,864,353    $39,305,197
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                            ENDED             YEAR ENDED DECEMBER 31,
                        JUNE 30, 2000 ------------------------------------------
                         (Unaudited)  1999     1998    1997     1996     1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period
  (000's omitted)          $39,864  $39,305  $37,240  $33,770  $49,056  $40,114
Ratio of expenses
  to average
  net assets                 1.00%*   1.00%    1.00%    1.00%    1.11%    1.20%
Ratio of net investment
  income (loss) to
  average net assets       (0.04)%*   0.20%    0.42%    0.58%    0.65%    0.59%
Portfolio turnover             45%      68%     118%      99%     109%      51%

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to
  average net assets         1.05%*   1.05%    1.05%    1.06%    1.13%      N/A
Net investment income
  (loss) to average
  net assets               (0.09)%*   0.15%    0.37%    0.52%    0.63%      N/A
================================================================================
* Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Port-folio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $199,941 for the six months ended June 30, 2000. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $9,890, all of which was voluntarily waived for the six months ended June 30, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the six months ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $21,662,289 and $17,508,217, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, are as follows:


Aggregate cost                                                      $34,555,582
===============================================================================
Gross unrealized appreciation                                       $ 6,741,916
Gross unrealized depreciation                                        (1,685,656)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 5,056,260
================================================================================

6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly, provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of the average daily net assets.

   For the period ended June 30, 2000, the Fund incurred no expense fees.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2000.

8. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Portfolio was $61. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. OscarMorong Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E.Kirby Warren
William S. Woods Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

   *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
  **AFFILIATED PERSON OF Investment Adviser
 ***TRUSTEE EMERITUS

INVESTMENT ADVISER
(of International Equity Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds International Growth Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds International Growth Portfolio.

(C)2000 Citicorp         [Logo] Printed on recycled paper             CFS/IG/600